Interest rate benchmark reform - Narrative (Details) - IBOR reform £ in Billions	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 2.0
Expected credit losses held against contingent liabilities and commitments
Disclosure of financial instruments by type of interest rate [line items]
Retained debt issuance	£ 9.0	£ 9.0
Top of range
Disclosure of financial instruments by type of interest rate [line items]
Percentage of baseline exposure for 2021 scope	0.002
Undrawn Lending Facilities
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 1.2
Syndicated Loans
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	1.1
Bilateral Derivatives | Without robust fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 0.8